Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.75% Convertible Senior Notes due 2032
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act") and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-290056) paid with the filing of this prospectus supplement. The amount registered is $250,000,000.00, which represents the aggregate principal amount of 1.75% Convertible Senior Notes due 2032 (the "Notes") the offer and sale of which are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. This amount includes $25,000,000.00 aggregate principal amount of Notes that may be offered and sold pursuant to the exercise in full of the underwriters' over-allotment option to purchase additional Notes (the "Additional Notes"). The amount set forth in the column titled "Maximum Aggregate Offering Price" includes the maximum aggregate offering price attributable to the Additional Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,705,875
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The amount registered includes an indeterminate number of shares of common stock, $0.01 par value per share (the "Common Stock"), of Viridian Therapeutics, Inc. issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 58.8235 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act, the amount of shares of Common Stock the offer and sale of which is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes. Pursuant to Rule 457(i) under the Securities Act, there is no filing fee payable with respect to the shares of Common Stock that may be issuable upon conversion of the Notes because no additional consideration will be received in connection with the exercise of the conversion privilege of the Notes.